Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 33,000	$ 10,000	$ 80,000	$ 30,000	$ 53,000	$ 40,000
Cost of revenues
Total cost of revenues	33,000	29,000	78,000	55,000	515,000	102,000
Gross profit (loss)		(19,000)	2,000	(25,000)	(462,000)	(62,000)
Operating expenses
Selling, general and administrative expenses	1,459,000	1,942,000	5,338,000	6,062,000	8,060,000	6,591,000
Research and development expenses	214,000	491,000	784,000	1,748,000	2,072,000	2,621,000
Impairment of rental equipment					98,000
Total operating expenses	1,673,000	2,433,000	6,122,000	7,810,000	10,230,000	9,212,000
Loss from operations	(1,673,000)	(2,452,000)	(6,120,000)	(7,835,000)	(10,692,000)	(9,274,000)
Other expenses
Gain on forgiveness of SBA PPP loan						38,000
Financing costs		(943,000)	(1,519,000)	(1,554,000)	(2,497,000)
Loss on extinguishment of debt			(4,310,000)
Interest expense	(458,000)	(866,000)	(959,000)	(2,589,000)	(2,761,000)	(817,000)
Total other expenses	(458,000)	(1,809,000)	(6,788,000)	(4,143,000)	(5,258,000)	(779,000)
Net loss	$ (2,131,000)	$ (4,261,000)	$ (12,908,000)	$ (11,978,000)	$ (15,950,000)	$ (10,053,000)
Loss per share - basic	$ (0.17)	$ (0.38)	$ (1.07)	$ (1.06)	$ (1.40)	$ (0.96)
Loss per share - diluted	$ (0.17)	$ (0.38)	$ (1.07)	$ (1.06)	$ (1.40)	$ (0.96)
Weighted average number of shares outstanding - basic	12,361,637	11,277,434	12,112,810	11,277,434	11,401,562	10,508,343
Weighted average number of shares outstanding - diluted	12,361,637	11,277,434	12,112,810	11,277,434	11,401,562	10,508,343
Equipment Rental Revenue [Member]
Revenues
Total revenues	$ 19,000	$ 7,000	$ 57,000	$ 7,000	$ 26,000
Product Sales [Member]
Revenues
Total revenues	14,000	3,000	23,000	23,000	27,000	40,000
Cost of revenues
Total cost of revenues	14,000	24,000	21,000	50,000	489,000	102,000
Rental Depreciation Cost of Revenues [Member]
Cost of revenues
Total cost of revenues	$ 19,000	$ 5,000	$ 57,000	$ 5,000	$ 26,000